Intangible Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights, Useful Life	50 years	50 years
Others, Useful Life		1 year
Land use rights	$ 4,074,050	$ 3,967,561	$ 3,935,583
Others	6,222	6,059	6,010
Intangible assets, gross	4,080,272	3,973,620	3,941,593
Less: accumulated depreciation	(542,638)	(468,941)	(386,450)
Intangible assets, net	$ 3,537,634	$ 3,504,679	$ 3,555,143